T. ROWE PRICE Small-Cap Index Fund
March 31, 2021 (Unaudited)
1
Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.4%
COMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 0.7%
Alaska Communications Systems Group  563 2
Anterix (1) 105 5
ATN International  100 5
Bandwidth, Class A (1) 188 24
Cincinnati Bell (1) 517 8
Cogent Communications Holdings  416 29
Consolidated Communications Holdings (1) 742 5
IDT, Class B (1) 175 4
Iridium Communications (1) 1,169 48
Liberty Latin America, Class A (1) 463 6
Liberty Latin America, Class C (1) 1,586 20
Ooma (1) 186 3
ORBCOMM (1) 753 6
Vonage Holdings (1) 2,273 27
192
Entertainment 0.4%
AMC Entertainment Holdings, Class A (2) 3,769 38
Cinemark Holdings (2) 1,035 21
Eros STX Global (1) 1,533 3
Gaia (1) 108 1
Glu Mobile (1) 1,518 19
IMAX (1) 479 10
Liberty Braves, Class A (1) 362 10
Liberty Braves, Class C (1) 92 3
LiveXLive Media (1)(2) 519 2
Marcus (1)(2) 198 4
111
Interactive Media & Services 0.4%
Cargurus (1) 849 20
Cars.com (1) 698 9
DHI Group (1) 435 2
Eventbrite, Class A (1)(2) 622 14
EverQuote, Class A (1)(2) 135 5
Liberty TripAdvisor Holdings, Class A (1) 741 5
MediaAlpha, Class A (1) 175 6
QuinStreet (1) 462 9
TrueCar (1) 1,008 5
Yelp (1) 703 27
102

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Media 0.8%
AMC Networks, Class A (1) 277 15
Boston Omaha, Class A (1) 136 4
Cardlytics (1) 294 32
comScore (1) 535 2
Daily Journal (1) 12 4
Emerald Holding (1) 267 1
Entercom Communications, Class A  1,136 6
Entravision Communications, Class A  520 2
EW Scripps, Class A  537 10
Fluent (1) 469 2
Gannett (1) 1,275 7
Gray Television  852 16
Hemisphere Media Group (1) 145 2
iHeartMedia, Class A (1) 591 11
Loral Space & Communications (2) 123 5
Media General, CVR (1)(3) 301 —
Meredith (1) 382 11
MSG Networks, Class A (1) 267 4
National CineMedia  550 3
Saga Communications, Class A  37 1
Scholastic  277 8
Sinclair Broadcast Group, Class A  421 12
TechTarget (1) 236 16
TEGNA  2,132 40
Tribune Publishing (1) 237 4
WideOpenWest (1) 506 7
225
Wireless Telecommunication Services 0.1%
Boingo Wireless (1) 424 6
Gogo (1)(2) 587 6
Shenandoah Telecommunications  467 23
Spok Holdings  156 1
36
Total Communication Services 666
CONSUMER DISCRETIONARY 14.4%
Auto Components 1.4%
Adient (1) 924 41
American Axle & Manufacturing Holdings (1) 1,097 10
Cooper Tire & Rubber  500 28
Cooper-Standard Holdings (1) 159 6
Dana  1,411 34
Dorman Products (1) 262 27

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Fox Factory Holding (1) 410 52
Gentherm (1) 322 24
Goodyear Tire & Rubber (1) 2,243 39
LCI Industries  239 32
Modine Manufacturing (1) 485 7
Motorcar Parts of America (1) 165 4
Patrick Industries  223 19
Standard Motor Products  207 8
Stoneridge (1) 242 8
Tenneco, Class A (1) 550 6
Visteon (1) 278 34
XPEL (1) 168 9
388
Automobiles 0.1%
Winnebago Industries  308 24
Workhorse Group (1)(2) 912 12
36
Distributors 0.1%
Core-Mark Holding  439 17
Funko, Class A (1) 215 4
Greenlane Holdings, Class A (1)(2) 117 1
Weyco Group  58 1
23
Diversified Consumer Services 0.5%
Adtalem Global Education (1) 488 19
American Public Education (1) 137 5
Aspen Group (1) 196 1
Carriage Services  165 6
Houghton Mifflin Harcourt (1) 1,032 8
Laureate Education, Class A (1) 1,060 14
OneSpaWorld Holdings (1) 499 5
Perdoceo Education (1) 714 9
Regis (1) 208 3
Strategic Education  239 22
Stride (1) 389 12
Universal Technical Institute (1) 355 2
Vivint Smart Home (1) 774 11
WW International (1) 461 14
131
Hotels, Restaurants & Leisure 3.9%
Accel Entertainment (1) 544 6
Bally's  179 12
Biglari Holdings, Class A (1) 1 1

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Biglari Holdings, Class B (1) 8 1
BJ's Restaurants (1) 216 12
Bloomin' Brands (1) 847 23
Bluegreen Vacations (2) 46 —
Bluegreen Vacations Holding (1) 110 2
Boyd Gaming (1) 795 47
Brinker International  440 31
Caesars Entertainment (1) 1,763 154
Carrols Restaurant Group (1) 407 2
Century Casinos (1) 239 2
Cheesecake Factory  408 24
Churchill Downs  378 86
Chuy's Holdings (1) 195 9
Cracker Barrel Old Country Store  239 41
Dave & Buster's Entertainment (1) 434 21
Del Taco Restaurants  263 2
Denny's (1) 595 11
Dine Brands Global  151 14
El Pollo Loco Holdings (1) 164 3
Everi Holdings (1) 828 12
Fiesta Restaurant Group (1) 159 2
GAN (1) 310 6
Golden Entertainment (1) 162 4
Hilton Grand Vacations (1) 830 31
International Game Technology  962 15
Jack in the Box  226 25
Kura Sushi USA, Class A (1) 30 1
Lindblad Expeditions Holdings (1)(2) 249 5
Marriott Vacations Worldwide (1) 395 69
Monarch Casino & Resort (1) 123 7
Nathan's Famous  25 2
NEOGAMES (1) 54 2
Noodles (1) 376 4
Papa John's International  323 29
Penn National Gaming (1) 1,528 160
PlayAGS (1) 236 2
RCI Hospitality Holdings  84 5
Red Robin Gourmet Burgers (1) 146 6
Red Rock Resorts, Class A  637 21
Ruth's Hospitality Group  319 8
Scientific Games (1) 560 21
SeaWorld Entertainment (1) 493 24
Shake Shack, Class A (1) 343 39
Target Hospitality (1) 487 1
Texas Roadhouse  646 62

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Wingstop  297 38
1,105
Household Durables 2.2%
Beazer Homes USA (1) 276 6
Casper Sleep (1) 223 2
Cavco Industries (1) 89 20
Century Communities (1) 285 17
Ethan Allen Interiors  220 6
GoPro, Class A (1) 1,185 14
Green Brick Partners (1) 297 7
Hamilton Beach Brands Holding, Class A  61 1
Helen of Troy (1) 237 50
Hooker Furniture  112 4
Installed Building Products  224 25
iRobot (1)(2) 270 33
KB Home  877 41
La-Z-Boy  428 18
Legacy Housing (1) 72 1
LGI Homes (1) 217 32
Lifetime Brands  107 2
Lovesac (1)(2) 97 6
M/I Homes (1) 269 16
MDC Holdings  555 33
Meritage Homes (1) 365 34
Purple Innovation (1) 314 10
Skyline Champion (1) 519 23
Sonos (1) 1,174 44
Taylor Morrison Home (1) 1,236 38
TopBuild (1) 330 69
Tri Pointe Homes (1) 1,246 25
Tupperware Brands (1) 468 12
Turtle Beach (1) 133 4
Universal Electronics (1) 129 7
VOXX International (1) 175 3
603
Internet & Direct Marketing Retail 0.8%
1-800-Flowers.com, Class A (1) 244 7
CarParts.com (1) 331 5
Duluth Holdings, Class B (1) 98 2
Groupon (1)(2) 226 11
Lands' End (1) 112 3
Liquidity Services (1) 245 5
Magnite (1) 1,079 45
Overstock.com (1) 421 28

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
PetMed Express (2) 184 6
Quotient Technology (1) 871 14
RealReal (1) 604 14
Shutterstock  212 19
Stamps.com (1) 167 33
Stitch Fix, Class A (1) 582 29
Waitr Holdings (1) 839 2
223
Leisure Products 0.6%
Acushnet Holdings  349 14
American Outdoor Brands (1) 122 3
Callaway Golf  923 25
Clarus  214 4
Escalade  91 2
Johnson Outdoors, Class A  51 7
Malibu Boats, Class A (1) 206 16
Marine Products  64 1
MasterCraft Boat Holdings (1) 173 5
Nautilus (1)(2) 376 6
Smith & Wesson Brands (2) 536 9
Sturm Ruger  170 11
Vista Outdoor (1) 570 18
YETI Holdings (1) 784 57
178
Multiline Retail 0.3%
Big Lots  369 25
Dillard's, Class A  74 7
Franchise Group  214 8
Macy's  3,034 49
89
Specialty Retail 3.5%
Aaron's  332 9
Abercrombie & Fitch, Class A  613 21
Academy Sports & Outdoors (1)(2) 282 8
American Eagle Outfitters  1,473 43
America's Car-Mart (1) 59 9
Asbury Automotive Group (1) 189 37
At Home Group (1) 527 15
Bed Bath & Beyond  1,186 35
Boot Barn Holdings (1) 285 18
Buckle  287 11
Caleres  350 8
Camping World Holdings, Class A (2) 321 12

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Cato, Class A  188 2
Chico's FAS  1,150 4
Children's Place (1) 136 9
Citi Trends  99 8
Conn's (1) 154 3
Container Store Group (1) 307 5
Designer Brands, Class A  597 10
Envela (1) 69 —
Express (1) 662 3
GameStop, Class A (1) 564 107
Genesco (1) 149 7
Group 1 Automotive  167 26
GrowGeneration (1) 394 20
Guess?  372 9
Haverty Furniture  164 6
Hibbett Sports (1) 166 11
Lithia Motors, Class A  255 99
Lumber Liquidators Holdings (1) 263 7
MarineMax (1) 203 10
Michaels (1) 726 16
Monro  329 22
Murphy USA  259 37
National Vision Holdings (1) 788 35
ODP (1) 516 22
OneWater Marine, Class A (1) 95 4
Rent-A-Center  479 28
RH (1) 155 92
Sally Beauty Holdings (1) 1,124 23
Shoe Carnival  93 6
Signet Jewelers (1) 515 30
Sleep Number (1) 266 38
Sonic Automotive, Class A  227 11
Sportsman's Warehouse Holdings (1) 414 7
Tilly's, Class A (1) 196 2
Urban Outfitters (1) 676 25
Winmark  27 5
Zumiez (1) 200 9
984
Textiles, Apparel & Luxury Goods 1.0%
Crocs (1) 656 53
Deckers Outdoor (1) 274 90
Fossil Group (1) 454 6
G-III Apparel Group (1) 428 13
Kontoor Brands  510 25
Lakeland Industries (1) 77 2

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Movado Group  148 4
Oxford Industries  156 14
Rocky Brands  70 4
Steven Madden  805 30
Superior Group  94 2
Unifi (1) 131 4
Vera Bradley (1) 181 2
Wolverine World Wide  790 30
279
Total Consumer Discretionary 4,039
CONSUMER STAPLES 3.2%
Beverages 0.3%
Celsius Holdings (1) 357 17
Coca-Cola Consolidated  46 13
MGP Ingredients  134 8
National Beverage (2) 234 11
NewAge (1) 936 3
Primo Water  1,518 25
77
Food & Staples Retailing 0.8%
Andersons  296 8
BJ's Wholesale Club Holdings (1) 1,337 60
Chefs' Warehouse (1) 298 9
HF Foods Group (1) 413 3
Ingles Markets, Class A  146 9
Natural Grocers by Vitamin Cottage  81 1
Performance Food Group (1) 1,288 74
PriceSmart  226 22
Rite Aid (1) 530 11
SpartanNash  344 7
United Natural Foods (1) 546 18
Village Super Market, Class A  75 2
Weis Markets  104 6
230
Food Products 1.4%
Alico  46 1
B&G Foods (2) 619 19
Bridgford Foods (1) 15 —
Calavo Growers  159 12
Cal-Maine Foods (1) 375 14
Darling Ingredients (1) 1,577 116
Farmer Bros. (1) 159 2
Fresh Del Monte Produce  295 9

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Freshpet (1) 404 64
Hostess Brands (1) 1,238 18
J & J Snack Foods  146 23
John B. Sanfilippo & Son  87 8
Laird Superfood (1)(2) 28 1
Lancaster Colony  183 32
Landec (1) 229 3
Limoneira  143 3
Mission Produce (1) 64 1
Sanderson Farms  195 30
Seneca Foods, Class A (1) 67 3
Simply Good Foods (1) 830 25
Tootsie Roll Industries (2) 175 6
Vital Farms (1) 232 5
395
Household Products 0.2%
Central Garden & Pet (1) 100 6
Central Garden & Pet, Class A (1) 390 20
Oil-Dri  55 2
WD-40  133 41
69
Personal Products 0.4%
BellRing Brands, Class A (1) 391 9
Edgewell Personal Care  536 21
elf Beauty (1) 441 12
Inter Parfums  178 13
Lifevantage (1) 137 1
Medifast  109 23
Nature's Sunshine Products  79 1
Revlon, Class A (1) 61 1
USANA Health Sciences (1) 113 11
Veru (1) 529 6
98
Tobacco 0.1%
Turning Point Brands  116 6
Universal  237 14
Vector Group  1,368 19
39
Total Consumer Staples 908
ENERGY 2.6%
Energy Equipment & Services 0.8%
Archrock  1,275 12

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Aspen Aerogels (1) 182 4
Bristow Group (1) 57 1
Cactus, Class A  460 14
ChampionX (1) 1,822 40
DMC Global  139 7
Dril-Quip (1) 340 11
Exterran (1) 282 1
Frank's International (1) 1,569 6
Helix Energy Solutions Group (1) 1,360 7
Liberty Oilfield Services, Class A  857 10
Nabors Industries  73 7
National Energy Services Reunited (1) 182 2
Newpark Resources (1) 893 3
NexTier Oilfield Solutions (1) 1,530 6
Oceaneering International (1) 980 11
Oil States International (1) 632 4
Patterson-UTI Energy  1,824 13
ProPetro Holding (1) 808 9
RPC (1) 507 3
Select Energy Services, Class A (1) 620 3
Solaris Oilfield Infrastructure, Class A  254 3
Tidewater (1) 356 4
Transocean (1)(2) 5,717 20
U.S. Silica Holdings  751 9
210
Oil, Gas & Consumable Fuels 1.8%
Adams Resources & Energy  21 1
Antero Resources (1) 2,404 25
Arch Resources  145 6
Ardmore Shipping (1) 325 1
Berry  697 4
Bonanza Creek Energy (1) 196 7
Brigham Minerals, Class A  474 7
Clean Energy Fuels (1) 1,280 18
CNX Resources (1) 2,211 33
Comstock Resources (1) 218 1
CONSOL Energy (1) 290 3
Contango Oil & Gas (1)(2) 1,113 4
CVR Energy  261 5
Delek U.S. Holdings  598 13
DHT Holdings  1,084 6
Diamond S Shipping (1) 242 2
Dorian LPG (1) 357 5
Earthstone Energy, Class A (1) 208 1
Energy Fuels (1) 1,349 8

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Evolution Petroleum  478 2
Falcon Minerals  370 2
Frontline (2) 1,142 8
Golar LNG (1) 1,007 10
Goodrich Petroleum (1) 123 1
Green Plains (1) 315 9
International Seaways  212 4
Kosmos Energy  3,874 12
Magnolia Oil & Gas, Class A (1) 1,187 14
Matador Resources  1,068 25
NACCO Industries, Class A  50 1
NextDecade (1) 258 1
Nordic American Tankers  1,402 5
Overseas Shipholding Group, Class A (1) 685 1
Ovintiv  2,543 61
Par Pacific Holdings (1) 353 5
PBF Energy, Class A (1) 935 13
PDC Energy (1) 975 34
Peabody Energy (1) 554 2
Penn Virginia (1) 145 2
PrimeEnergy Resources (1) 5 —
Range Resources (1) 2,073 21
Renewable Energy Group (1) 427 28
REX American Resources (1) 49 4
Scorpio Tankers  490 9
SFL  935 7
SM Energy  1,133 19
Southwestern Energy (1) 6,376 30
Talos Energy (1) 110 1
Tellurian (1) 1,585 4
Uranium Energy (1) 1,922 5
W&T Offshore (1) 833 3
Whiting Petroleum (1) 11 —
World Fuel Services  607 21
514
Total Energy 724
FINANCIALS 15.7%
Banks 8.5%
1st Constitution Bancorp  80 1
1st Source  156 7
ACNB  94 3
Allegiance Bancshares  187 8
Altabancorp  160 7
Amalgamated Financial  116 2

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Amerant Bancorp (1) 200 4
American National Bankshares  113 4
Ameris Bancorp  652 34
Ames National  77 2
Arrow Financial  136 5
Atlantic Capital Bancshares (1) 61 2
Atlantic Union Bankshares  759 29
Auburn National BanCorp  37 1
Banc of California  432 8
BancFirst  187 13
Bancorp (1) 499 10
BancorpSouth Bank  969 32
Bank First  65 5
Bank of Commerce Holdings  141 2
Bank of Marin Bancorp  126 5
Bank of NT Butterfield & Son  485 19
Bank7  25 —
BankFinancial  128 1
BankUnited  899 40
Bankwell Financial Group  59 2
Banner  335 18
Bar Harbor Bankshares  140 4
BayCom (1) 130 2
BCB Bancorp  127 2
Berkshire Hills Bancorp  438 10
Boston Private Financial Holdings  826 11
Brookline Bancorp  743 11
Bryn Mawr Bank  184 8
Business First Bancshares  170 4
Byline Bancorp  214 5
C&F Financial  40 2
Cadence BanCorp  1,219 25
California BanCorp (1) 73 1
Cambridge Bancorp  67 6
Camden National  140 7
Capital Bancorp (1) 71 1
Capital City Bank Group  118 3
Capstar Financial Holdings  141 2
Carter Bankshares (1) 200 3
Cathay General Bancorp  739 30
CB Financial Services  48 1
CBTX  176 5
Central Pacific Financial  242 7
Central Valley Community Bancorp  130 2
Century Bancorp, Class A  24 2
Chemung Financial  40 2

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
ChoiceOne Financial Services  74 2
CIT Group  965 50
Citizens & Northern  117 3
Citizens Holding (2) 45 1
City Holding  157 13
Civista Bancshares  139 3
CNB Financial  130 3
Coastal Financial (1) 90 2
Codorus Valley Bancorp  126 2
Colony Bankcorp  75 1
Columbia Banking System  701 30
Community Bank System  520 40
Community Bankers Trust  293 3
Community Financial  65 2
Community Trust Bancorp  147 7
ConnectOne Bancorp  359 9
County Bancorp  44 1
CrossFirst Bankshares (1) 464 6
Customers Bancorp (1) 283 9
CVB Financial  1,273 28
Dime Community Bancshares  334 10
Eagle Bancorp  309 16
Eagle Bancorp Montana  56 1
Eastern Bankshares  1,640 32
Enterprise Bancorp  99 3
Enterprise Financial Services  231 11
Equity Bancshares, Class A (1) 135 4
Esquire Financial Holdings (1) 60 1
Evans Bancorp  42 1
Farmers & Merchants Bancorp  89 2
Farmers National Banc  229 4
FB Financial  307 14
Fidelity D&D Bancorp  34 2
Financial Institutions  149 5
First Bancorp  99 3
First Bancorp North Carolina  271 12
First BanCorp Puerto Rico  2,084 24
First Bancshares  194 7
First Bank New Jersey  152 2
First Busey  483 12
First Business Financial Services  72 2
First Capital (2) 40 2
First Choice Bancorp  91 2
First Commonwealth Financial  934 13
First Community  69 1
First Community Bankshares  163 5

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
First Financial  140 6
First Financial Bancorp  928 22
First Financial Bankshares  1,269 59
First Foundation  382 9
First Guaranty Bancshares (2) 33 1
First Internet Bancorp  93 3
First Interstate BancSystem, Class A  398 18
First Merchants  520 24
First Mid Bancshares  138 6
First Midwest Bancorp  1,135 25
First Northwest Bancorp  77 1
First of Long Island  220 5
First Savings Financial Group  17 1
First United  66 1
First Western Financial (1) 56 1
Flushing Financial  360 8
FNCB Bancorp  256 2
Franklin Financial Services  40 1
Fulton Financial  1,541 26
FVCBankcorp (1)(2) 104 2
German American Bancorp  238 11
Glacier Bancorp  937 54
Great Southern Bancorp  107 6
Great Western Bancorp  533 16
Guaranty Bancshares  87 3
Hancock Whitney  839 35
Hanmi Financial  370 7
HarborOne Bancorp  502 7
Hawthorn Bancshares  57 1
HBT Financial  87 2
Heartland Financial USA  340 17
Heritage Commerce  614 8
Heritage Financial  339 10
Hilltop Holdings  646 22
Home BancShares  1,474 40
HomeTrust Bancshares  138 3
Hope Bancorp  1,125 17
Horizon Bancorp  391 7
Howard Bancorp (1) 136 2
Independent Bank, (MA)  325 27
Independent Bank, (MI)  186 4
Independent Bank Group  368 27
International Bancshares  524 24
Investar Holding  87 2
Investors Bancorp  2,333 34
Lakeland Bancorp  479 8

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Lakeland Financial  245 17
Landmark Bancorp  40 1
LCNB  107 2
Level One Bancorp  46 1
Limestone Bancorp (1) 51 1
Live Oak Bancshares  284 20
Macatawa Bank  231 2
Mackinac Financial  124 2
MainStreet Bancshares (1) 58 1
Mercantile Bank  149 5
Meridian  48 1
Metrocity Bankshares  152 2
Metropolitan Bank Holding (1) 71 4
Mid Penn Bancorp  67 2
Middlefield Banc  58 1
Midland States Bancorp  189 5
MidWestOne Financial Group  149 5
MVB Financial  95 3
National Bank Holdings, Class A  281 11
National Bankshares  66 2
NBT Bancorp  417 17
Nicolet Bankshares (1) 91 8
Northeast Bank  65 2
Northrim BanCorp  53 2
Norwood Financial  77 2
Oak Valley Bancorp  66 1
OceanFirst Financial  580 14
OFG Bancorp  490 11
Ohio Valley Banc  61 2
Old National Bancorp  1,687 33
Old Second Bancorp  251 3
Origin Bancorp  214 9
Orrstown Financial Services  95 2
Pacific Premier Bancorp  784 34
Park National  140 18
Parke Bancorp  94 2
Partners Bancorp (2) 96 1
PCB Bancorp  142 2
Peapack-Gladstone Financial  171 5
Penns Woods Bancorp  79 2
Peoples Bancorp  180 6
Peoples Bancorp of North Carolina  63 2
Peoples Financial Services  80 3
Plumas Bancorp  43 1
Preferred Bank  133 9
Premier Financial Bancorp  115 2

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Primis Financial  175 3
Professional Holding, Class A (1) 133 2
QCR Holdings  142 7
RBB Bancorp  146 3
Red River Bancshares  53 3
Reliant Bancorp  152 4
Renasant  534 22
Republic Bancorp, Class A  95 4
Republic First Bancorp (1)(2) 406 2
Richmond Mutual BanCorp  107 1
S&T Bancorp  370 12
Salisbury Bancorp  27 1
Sandy Spring Bancorp  450 20
SB Financial Group  62 1
Seacoast Banking (1) 509 18
Select Bancorp (1) 139 2
ServisFirst Bancshares  482 30
Shore Bancshares  106 2
Sierra Bancorp  124 3
Silvergate Capital, Class A (1) 198 28
Simmons First National, Class A  1,063 32
SmartFinancial  123 3
South Plains Financial  93 2
South State  687 54
Southern First Bancshares (1) 83 4
Southside Bancshares  310 12
Spirit of Texas Bancshares  115 3
Stock Yards Bancorp  201 10
Summit Financial Group  99 3
Texas Capital Bancshares (1) 500 36
The Bank of Princeton  55 2
Tompkins Financial  137 11
Towne Bank  657 20
TriCo Bancshares  260 12
TriState Capital Holdings (1) 243 6
Triumph Bancorp (1) 230 18
Trustmark  612 21
UMB Financial  429 40
United Bankshares  1,214 47
United Community Banks  767 26
United Security Bancshares  130 1
Unity Bancorp  68 2
Univest Financial  283 8
Valley National Bancorp  3,957 54
Veritex Holdings  461 15
Washington Trust Bancorp  162 8

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
WesBanco  642 23
West BanCorp  141 3
Westamerica BanCorp  257 16
2,382
Capital Markets 1.5%
Artisan Partners Asset Management, Class A  551 29
AssetMark Financial Holdings (1) 144 3
Associated Capital Group, Class A  16 —
B. Riley Financial  208 12
BGC Partners, Class A  3,046 15
Blucora (1) 466 8
Brightsphere Investment Group  594 12
Cohen & Steers  240 16
Cowen, Class A  246 9
Diamond Hill Investment Group  27 4
Donnelley Financial Solutions (1) 292 8
Federated Hermes, Class B  928 29
Focus Financial Partners, Class A (1) 378 16
GAMCO Investors, Class A  48 1
Greenhill  126 2
Hamilton Lane, Class A  316 28
Houlihan Lokey  512 34
Moelis, Class A  521 29
Oppenheimer Holdings, Class A  91 4
Piper Sandler  168 18
PJT Partners, Class A  228 15
Pzena Investment Management, Class A  150 2
Safeguard Scientifics (1) 275 2
Sculptor Capital Management  163 3
Siebert Financial (1)(2) 101 —
Silvercrest Asset Management Group, Class A  84 1
StepStone Group, Class A  183 6
Stifel Financial  978 63
StoneX Group (1) 165 11
Value Line  9 —
Virtus Investment Partners  71 17
Waddell & Reed Financial, Class A  594 15
Westwood Holdings Group  69 1
WisdomTree Investments  1,329 8
421
Consumer Finance 0.7%
Atlanticus Holdings (1) 55 2
Curo Group Holdings  161 2
Encore Capital Group (1) 307 12

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Enova International (1) 337 12
EZCORP, Class A (1) 522 3
FirstCash  399 26
Green Dot, Class A (1) 509 23
LendingClub (1) 683 11
Navient  1,870 27
Nelnet, Class A  173 13
Oportun Financial (1) 174 4
PRA Group (1) 433 16
PROG Holdings  662 29
Regional Management  85 3
World Acceptance (1) 49 6
189
Diversified Financial Services 0.2%
Alerus Financial  150 5
A-Mark Precious Metals  53 2
Banco Latinoamericano de Comercio Exterior, Class E  300 5
Cannae Holdings (1) 839 33
GWG Holdings (1)(2) 29 —
Marlin Business Services  75 1
Newstar Financial, CVR (1)(3) 76 —
SWK Holdings (1) 32 —
46
Insurance 1.9%
Ambac Financial Group (1) 470 8
American Equity Investment Life Holding  900 28
AMERISAFE  190 12
Argo Group International Holdings  315 16
BRP Group, Class A (1) 405 11
Citizens (1)(2) 437 2
CNO Financial Group  1,307 32
Crawford, Class A  144 2
Donegal Group, Class A  100 1
eHealth (1) 250 18
Employers Holdings  275 12
Enstar Group (1) 116 29
FBL Financial Group, Class A  96 5
FedNat Holding  245 1
Genworth Financial, Class A (1) 4,901 16
Goosehead Insurance, Class A  130 14
Greenlight Capital Re, Class A (1) 239 2
HCI Group  63 5
Heritage Insurance Holdings  243 3
Horace Mann Educators  410 18

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Independence Holding  41 2
Investors Title  12 2
James River Group Holdings  290 13
Kinsale Capital Group  206 34
MBIA (1) 438 4
Midwest Holding (1) 9 —
National Western Life Group, Class A  25 6
NI Holdings (1) 80 1
Palomar Holdings (1) 204 14
ProAssurance  521 14
ProSight Global (1) 83 1
Protective Insurance, Class B  87 2
RLI  393 44
Safety Insurance Group  137 12
Selective Insurance Group  577 42
Selectquote (1) 1,275 38
SiriusPoint (1) 844 9
State Auto Financial  155 3
Stewart Information Services  264 14
Tiptree  318 3
Trean Insurance Group (1) 104 2
Trupanion (1) 292 22
United Fire Group  205 7
United Insurance Holdings  197 1
Universal Insurance Holdings  263 4
Vericity (1) 18 —
Watford Holdings (1) 171 6
535
Mortgage Real Estate Investment Trusts 1.2%
Apollo Commercial Real Estate Finance, REIT  1,380 19
Arbor Realty Trust, REIT  1,148 18
Ares Commercial Real Estate, REIT  272 4
Arlington Asset Investment, Class A, REIT (1) 296 1
ARMOUR Residential, REIT  665 8
Blackstone Mortgage Trust, Class A, REIT (2) 1,349 42
Broadmark Realty Capital, REIT  1,264 13
Capstead Mortgage, REIT  942 6
Cherry Hill Mortgage Investment, REIT  135 1
Chimera Investment, REIT  1,843 23
Colony Credit Real Estate, REIT  842 7
Dynex Capital, REIT  295 6
Ellington Financial, REIT  399 6
Ellington Residential Mortgage, REIT  80 1
Granite Point Mortgage Trust, REIT  582 7
Great Ajax, REIT  182 2

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Hannon Armstrong Sustainable Infrastructure Capital, REIT (2) 725 41
Invesco Mortgage Capital, REIT (2) 2,250 9
KKR Real Estate Finance Trust, REIT  352 7
Ladder Capital, REIT  1,037 12
MFA Financial, REIT  4,449 18
New York Mortgage Trust, REIT  3,680 17
Orchid Island Capital, REIT (2) 814 5
PennyMac Mortgage Investment Trust, REIT  950 19
Ready Capital, REIT  715 10
Redwood Trust, REIT  1,093 11
TPG RE Finance Trust, REIT  630 7
Two Harbors Investment, REIT  2,644 19
Western Asset Mortgage Capital, REIT (2) 631 2
341
Thrifts & Mortgage Finance 1.7%
Axos Financial (1) 564 26
Bogota Financial (1) 117 1
Bridgewater Bancshares (1) 291 5
Capitol Federal Financial  1,283 17
Columbia Financial (1) 455 8
ESSA Bancorp  124 2
Essent Group  1,084 51
Federal Agricultural Mortgage, Class C  91 9
Flagstar Bancorp  479 22
FS Bancorp  33 2
Greene County Bancorp  39 1
Hingham Institution For Savings  14 4
Home Bancorp  75 3
Home Point Capital (1) 71 1
HomeStreet  209 9
Kearny Financial  727 9
Luther Burbank  177 2
Merchants Bancorp  86 4
Meridian Bancorp  446 8
Meta Financial Group  301 14
MMA Capital Holdings (1) 63 1
Mr Cooper Group (1) 745 26
NMI Holdings, Class A (1) 797 19
Northfield Bancorp  454 7
Northwest Bancshares  1,151 17
Oconee Federal Financial  9 —
OP Bancorp  117 1
PCSB Financial  42 1
PDL Community Bancorp (1) 121 1
PennyMac Financial Services  412 28

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Pioneer Bancorp (1) 139 2
Premier Financial  358 12
Provident Bancorp  260 4
Provident Financial Holdings  53 1
Provident Financial Services  688 15
Prudential Bancorp  67 1
Radian Group  1,873 43
Riverview Bancorp  204 1
Security National Financial, Class A (1) 85 1
Southern Missouri Bancorp  77 3
Standard AVB Financial  38 1
Sterling Bancorp (1) 157 1
Territorial Bancorp  69 2
Timberland Bancorp  76 2
TrustCo Bank  937 7
Walker & Dunlop  277 28
Washington Federal  735 23
Waterstone Financial  210 4
Western New England Bancorp  204 2
WSFS Financial  458 23
475
Total Financials 4,389
HEALTH CARE 19.4%
Biotechnology 9.9%
4D Molecular Therapeutics (1) 75 3
89bio (1) 81 2
Abeona Therapeutics (1)(2) 551 1
ADMA Biologics (1) 581 1
Aduro Biotech, CVR (1)(3) 35 —
Adverum Biotechnologies (1) 906 9
Aeglea BioTherapeutics (1) 398 3
Affimed (1) 1,092 9
Agenus (1) 1,489 4
Akebia Therapeutics (1) 1,365 5
Akero Therapeutics (1)(2) 129 4
Akouos (1) 237 3
Albireo Pharma (1) 161 6
Alector (1) 448 9
Aligos Therapeutics (1)(2) 89 2
Allakos (1) 258 30
Allogene Therapeutics (1) 519 18
Allovir (1) 287 7
ALX Oncology Holdings (1) 169 12
Amicus Therapeutics (1) 2,534 25

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
AnaptysBio (1) 199 4
Anavex Life Sciences (1) 580 9
Anika Therapeutics (1) 123 5
Annexon (1) 258 7
Apellis Pharmaceuticals (1) 586 25
Applied Genetic Technologies (1) 431 2
Applied Molecular Transport (1) 225 10
Applied Therapeutics (1)(2) 220 4
Aprea Therapeutics (1)(2) 64 —
Aptinyx (1) 304 1
Aravive (1) 135 1
Arcturus Therapeutics Holdings (1)(2) 195 8
Arcus Biosciences (1) 406 11
Arcutis Biotherapeutics (1) 223 6
Ardelyx (1) 753 5
Arena Pharmaceuticals (1) 569 40
Arrowhead Pharmaceuticals (1) 998 66
Assembly Biosciences (1) 271 1
Atara Biotherapeutics (1) 775 11
Athenex (1)(2) 728 3
Athersys (1) 1,732 3
Atreca, Class A (1)(2) 354 5
AVEO Pharmaceuticals (1) 195 1
Avid Bioservices (1) 600 11
Avidity Biosciences (1) 295 6
Avrobio (1) 376 5
Axcella Health (1) 132 1
Aziyo Biologics, Class A (1) 20 —
Beam Therapeutics (1)(2) 396 32
Beyondspring (1) 229 3
BioAtla (1) 112 6
BioCryst Pharmaceuticals (1) 1,710 17
Biohaven Pharmaceutical Holding (1) 469 32
Bioxcel Therapeutics (1) 124 5
Black Diamond Therapeutics (1) 159 4
Blueprint Medicines (1) 546 53
Bolt Biotherapeutics (1) 123 4
BrainStorm Cell Therapeutics (1) 338 1
Bridgebio Pharma (1)(2) 920 57
C4 Therapeutics (1) 104 4
Cabaletta Bio (1)(2) 137 2
Calithera Biosciences (1) 581 1
Calyxt (1)(2) 129 1
CareDx (1) 487 33
CASI Pharmaceuticals (1) 584 1
Catabasis Pharmaceuticals (1)(2) 181 1

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Catalyst Biosciences (1) 297 2
Catalyst Pharmaceuticals (1) 957 4
CEL-SCI (1)(2) 343 5
Centogene (1)(2) 125 2
Checkmate Pharmaceuticals (1)(2) 145 2
Checkpoint Therapeutics (1)(2) 448 1
ChemoCentryx (1) 482 25
Chimerix (1) 632 6
Chinook Therapeutics (1)(2) 117 2
Cidara Therapeutics (1) 394 1
Clovis Oncology (1)(2) 840 6
Codiak Biosciences (1) 49 1
Cohbar (1) 269 —
Coherus Biosciences (1) 569 8
Concert Pharmaceuticals (1) 261 1
Constellation Pharmaceuticals (1)(2) 292 7
ContraFect (1) 285 1
Corbus Pharmaceuticals Holdings (1)(2) 780 2
Cortexyme (1)(2) 150 5
Crinetics Pharmaceuticals (1) 239 4
Cue Biopharma (1) 261 3
Cullinan Oncology (1) 127 5
Cyclerion Therapeutics (1) 198 1
Cymabay Therapeutics (1)(2) 711 3
Cytokinetics (1) 642 15
CytomX Therapeutics (1) 598 5
Decibel Therapeutics (1) 69 1
Deciphera Pharmaceuticals (1) 370 17
Denali Therapeutics (1) 619 35
DermTech (1)(2) 102 5
Dicerna Pharmaceuticals (1) 629 16
Dyadic International (1) 255 1
Dynavax Technologies (1) 1,042 10
Dyne Therapeutics (1) 225 4
Eagle Pharmaceuticals (1) 93 4
Editas Medicine (1)(2) 650 27
Eiger BioPharmaceuticals (1) 270 2
Emergent BioSolutions (1) 443 41
Enanta Pharmaceuticals (1) 189 9
Enochian Biosciences (1)(2) 238 1
Epizyme (1)(2) 891 8
Esperion Therapeutics (1)(2) 250 7
Evelo Biosciences (1) 276 3
Exicure (1)(2) 667 1
Fate Therapeutics (1) 742 61
Fennec Pharmaceuticals (1)(2) 293 2

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
FibroGen (1) 822 29
Five Prime Therapeutics (1) 310 12
Flexion Therapeutics (1) 486 4
Foghorn Therapeutics (1) 64 1
Forma Therapeutics Holdings (1) 293 8
Fortress Biotech (1)(2) 690 2
Frequency Therapeutics (1)(2) 253 2
G1 Therapeutics (1)(2) 312 8
Galectin Therapeutics (1)(2) 507 1
Galera Therapeutics (1) 78 1
Generation Bio (1)(2) 390 11
Genprex (1) 280 1
Geron (1) 2,738 4
GlycoMimetics (1) 331 1
Gossamer Bio (1) 600 6
Gritstone Oncology (1) 266 3
GTx, CVR (1)(3) 1 —
Halozyme Therapeutics (1) 1,297 54
Harpoon Therapeutics (1) 194 4
Heron Therapeutics (1)(2) 895 15
Homology Medicines (1) 329 3
Hookipa Pharma (1) 110 1
iBio (1)(2) 2,091 3
Ideaya Biosciences (1) 240 6
IGM Biosciences (1)(2) 73 6
Immunic (1) 50 1
ImmunityBio (1)(2) 311 7
ImmunoGen (1) 1,888 15
Immunome (1)(2) 19 1
Immunovant (1) 363 6
Inhibrx (1) 71 1
Inovio Pharmaceuticals (1)(2) 1,793 17
Inozyme Pharma (1) 172 3
Insmed (1) 993 34
Intellia Therapeutics (1) 541 43
Intercept Pharmaceuticals (1)(2) 240 6
Invitae (1)(2) 1,184 45
Ironwood Pharmaceuticals (1) 1,587 18
iTeos Therapeutics (1) 191 7
IVERIC bio (1) 809 5
Jounce Therapeutics (1) 152 2
Kadmon Holdings (1)(2) 1,629 6
KalVista Pharmaceuticals (1) 184 5
Karuna Therapeutics (1)(2) 153 18
Karyopharm Therapeutics (1)(2) 722 8
Keros Therapeutics (1) 126 8

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Kezar Life Sciences (1) 292 2
Kindred Biosciences (1) 328 2
Kiniksa Pharmaceuticals, Class A (1) 236 4
Kinnate Biopharma (1) 131 4
Kodiak Sciences (1)(2) 322 37
Kronos Bio (1) 139 4
Krystal Biotech (1) 150 12
Kura Oncology (1) 599 17
Kymera Therapeutics (1) 100 4
La Jolla Pharmaceutical (1) 154 1
Lexicon Pharmaceuticals (1) 464 3
Ligand Pharmaceuticals (1) 141 22
LogicBio Therapeutics (1) 145 1
MacroGenics (1) 531 17
Madrigal Pharmaceuticals (1) 88 10
Magenta Therapeutics (1) 183 2
MannKind (1)(2) 2,225 9
Marker Therapeutics (1)(2) 371 1
MediciNova (1)(2) 479 2
MEI Pharma (1) 1,068 4
MeiraGTx Holdings (1) 286 4
Mersana Therapeutics (1) 515 8
Metacrine (1) 59 —
Minerva Neurosciences (1) 316 1
Mirati Therapeutics (1) 424 73
Mirum Pharmaceuticals (1)(2) 47 1
Molecular Templates (1) 234 3
Morphic Holding (1) 134 8
Mustang Bio (1) 444 1
Myriad Genetics (1) 695 21
Natera (1) 742 75
Neoleukin Therapeutics (1) 312 4
NeuBase Therapeutics (1) 148 1
NeuroBo Pharmaceuticals (1) 111 1
NexImmune (1) 62 1
NextCure (1) 145 1
Nkarta (1) 197 7
Novavax (1) 607 110
Nurix Therapeutics (1) 232 7
Nymox Pharmaceutical (1)(2) 410 1
Olema Pharmaceuticals (1) 117 4
Oncocyte (1) 756 4
Oncorus (1) 59 1
OPKO Health (1)(2) 3,948 17
Organogenesis Holdings (1) 212 4
Orgenesis (1) 168 1

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
ORIC Pharmaceuticals (1) 216 5
Ovid therapeutics (1)(2) 524 2
Oyster Point Pharma (1)(2) 54 1
Pandion Therapeutics (1) 121 7
Passage Bio (1) 320 6
PhaseBio Pharmaceuticals (1)(2) 136 —
Pieris Pharmaceuticals (1) 539 1
PMV Pharmaceuticals (1) 130 4
Poseida Therapeutics (1) 320 3
Praxis Precision Medicines (1) 107 4
Precigen (1) 685 5
Precision BioSciences (1) 510 5
Prelude Therapeutics (1) 102 4
Protagonist Therapeutics (1) 348 9
Protara Therapeutics (1) 35 1
Prothena (1) 298 8
PTC Therapeutics (1) 601 28
Puma Biotechnology (1)(2) 273 3
Radius Health (1) 440 9
RAPT Therapeutics (1) 96 2
REGENXBIO (1) 374 13
Relay Therapeutics (1) 444 15
Replimune Group (1) 231 7
REVOLUTION Medicines (1) 413 19
Rhythm Pharmaceuticals (1) 418 9
Rigel Pharmaceuticals (1) 1,600 5
Rocket Pharmaceuticals (1) 362 16
Rubius Therapeutics (1) 347 9
Sangamo Therapeutics (1) 1,145 14
Savara (1) 630 1
Scholar Rock Holding (1) 247 13
Scopus Biopharma (1) 54 —
Selecta Biosciences (1) 698 3
Sensei Biotherapeutics (1) 74 1
Seres Therapeutics (1)(2) 535 11
Shattuck Labs (1) 127 4
Sigilon Therapeutics (1) 75 2
Silverback Therapeutics (1) 123 5
Soleno Therapeutics (1)(2) 603 1
Solid Biosciences (1) 248 1
Sorrento Therapeutics (1)(2) 2,472 20
Spectrum Pharmaceuticals (1) 1,374 4
Spero Therapeutics (1)(2) 180 3
SpringWorks Therapeutics (1) 238 18
Spruce Biosciences (1) 62 1
SQZ Biotechnologies (1) 40 1

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Stoke Therapeutics (1)(2) 131 5
Sutro Biopharma (1) 315 7
Syndax Pharmaceuticals (1) 301 7
Syros Pharmaceuticals (1) 466 4
Taysha Gene Therapies (1) 76 2
TCR2 Therapeutics (1) 334 7
TG Therapeutics (1) 1,187 57
Tobira Therapeutics, CVR (1)(3) 25 —
Translate Bio (1) 660 11
Travere Therapeutics (1) 536 13
Turning Point Therapeutics (1) 363 34
Twist Bioscience (1) 465 58
Tyme Technologies (1) 613 1
Ultragenyx Pharmaceutical (1) 628 72
UNITY Biotechnology (1)(2) 412 2
UroGen Pharma (1)(2) 181 4
Vanda Pharmaceuticals (1) 520 8
Vaxart (1)(2) 562 3
Vaxcyte (1) 280 6
VBI Vaccines (1)(2) 1,692 5
Veracyte (1) 642 35
Verastem (1) 1,607 4
Vericel (1)(2) 446 25
Viking Therapeutics (1)(2) 679 4
Vir Biotechnology (1)(2) 528 27
Vor BioPharma (1) 110 5
Voyager Therapeutics (1)(2) 228 1
vTv Therapeutics, Class A (1) 98 —
X4 Pharmaceuticals (1)(2) 147 1
XBiotech (1) 127 2
Xencor (1) 535 23
XOMA (1)(2) 63 3
Y-mAbs Therapeutics (1)(2) 292 9
Zentalis Pharmaceuticals (1)(2) 275 12
ZIOPHARM Oncology (1) 2,090 8
2,760
Health Care Equipment & Supplies 3.3%
Accelerate Diagnostics (1) 278 2
Accuray (1) 891 4
Acutus Medical (1) 187 3
Alphatec Holdings (1) 533 8
AngioDynamics (1) 355 8
Antares Pharma (1) 1,652 7
Apyx Medical (1) 395 4
Aspira Women's Health (1)(2) 900 6

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
AtriCure (1) 433 28
Atrion  14 9
Avanos Medical (1) 465 20
Axogen (1) 360 7
Axonics Modulation Technologies (1)(2) 300 18
Bellerophon Therapeutics (1) 110 1
Beyond Air (1)(2) 137 1
BioLife Solutions (1) 144 5
BioSig Technologies (1) 219 1
Bioventus, Class A (1) 74 1
Cantel Medical (1) 377 30
Cardiovascular Systems (1) 377 15
Cerus (1)(2) 1,556 9
Chembio Diagnostics (1) 176 1
Co-Diagnostics (1)(2) 334 3
CONMED  267 35
CryoLife (1) 372 8
CryoPort (1) 386 20
Cutera (1) 172 5
CytoSorbents (1) 462 4
Eargo (1) 81 4
Electromed (1) 63 1
FONAR (1) 56 1
GenMark Diagnostics (1) 672 16
Glaukos (1) 421 35
Heska (1) 67 11
Inari Medical (1)(2) 170 18
Inogen (1) 183 10
Integer Holdings (1) 322 30
Intersect ENT (1) 296 6
IntriCon (1) 75 2
Invacare  297 2
iRadimed (1) 52 1
iRhythm Technologies (1) 282 39
Lantheus Holdings (1) 642 14
LeMaitre Vascular  167 8
LENSAR (1) 66 1
LivaNova (1) 476 35
Lucira Health (1) 101 1
Meridian Bioscience (1) 410 11
Merit Medical Systems (1) 533 32
Mesa Laboratories  46 11
Milestone Scientific (1) 511 2
Misonix (1) 140 3
Natus Medical (1) 308 8
Nemaura Medical (1)(2) 118 1

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Neogen (1) 521 46
Nevro (1) 339 47
NuVasive (1) 498 33
OraSure Technologies (1) 730 9
Ortho Clinical Diagnostics Holdings (1) 854 17
Orthofix Medical (1) 175 8
OrthoPediatrics (1) 127 6
Outset Medical (1) 99 5
PAVmed (1) 641 3
Pulmonx (1) 114 5
Pulse Biosciences (1) 132 3
Quotient (1) 640 2
Repro-Med Systems (1)(2) 240 1
Retractable Technologies (1)(2) 118 2
Rockwell Medical (1)(2) 592 1
SeaSpine Holdings (1) 234 4
Shockwave Medical (1) 285 37
SI-BONE (1) 276 9
Sientra (1)(2) 509 4
Silk Road Medical (1) 264 13
Soliton (1) 62 1
STAAR Surgical (1) 453 48
Stereotaxis (1) 490 3
Surgalign Holdings (1) 916 2
Surmodics (1) 128 7
Tactile Systems Technology (1) 183 10
Talis Biomedical (1) 128 2
Tela Bio (1) 61 1
TransMedics Group (1) 242 10
Utah Medical Products  30 3
Vapotherm (1) 183 4
Varex Imaging (1) 375 8
Venus Concept (1) 151 —
ViewRay (1) 1,184 5
VolitionRX (1) 244 1
Zynex (1)(2) 164 3
929
Health Care Providers & Services 2.7%
1Life Healthcare (1) 771 30
Accolade (1) 310 14
AdaptHealth (1) 737 27
Addus HomeCare (1) 145 15
AMN Healthcare Services (1) 456 34
Apollo Medical Holdings (1) 198 5
Apria (1) 73 2

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Avalon GloboCare (1)(2) 458 —
Biodesix (1) 27 1
Brookdale Senior Living (1) 1,828 11
Castle Biosciences (1) 141 10
Community Health Systems (1) 855 12
CorVel (1) 88 9
Covetrus (1) 1,137 34
Cross Country Healthcare (1) 346 4
Ensign Group  510 48
Enzo Biochem (1) 396 1
Exagen (1) 43 1
Five Star Senior Living (1) 167 1
Fulgent Genetics (1)(2) 133 13
Hanger (1) 364 8
HealthEquity (1) 787 54
InfuSystem Holdings (1) 129 3
Joint (1) 137 7
LHC Group (1) 294 56
Magellan Health (1) 245 23
MEDNAX (1) 725 18
ModivCare (1) 120 18
National HealthCare  121 9
National Research, Class A  129 6
Ontrak (1)(2) 81 3
Option Care Health (1) 829 15
Owens & Minor  708 27
Patterson  827 26
Pennant Group (1) 251 12
PetIQ (1)(2) 209 7
Progenity (1)(2) 131 1
Progyny (1) 257 11
R1 RCM (1) 1,050 26
RadNet (1) 427 9
Select Medical Holdings (1) 1,059 36
Sharps Compliance (1) 126 2
Surgery Partners (1) 250 11
Tenet Healthcare (1) 1,021 53
Tivity Health (1) 419 9
Triple-S Management, Class B (1) 230 6
U.S. Physical Therapy  125 13
Viemed Healthcare (1) 407 4
745
Health Care Technology 1.1%
Allscripts Healthcare Solutions (1) 1,527 23
Computer Programs & Systems  123 4

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Evolent Health, Class A (1) 731 15
Health Catalyst (1)(2) 335 15
HealthStream (1) 228 5
HMS Holdings (1) 866 32
iCAD (1) 177 4
Inovalon Holdings, Class A (1) 726 21
Inspire Medical Systems (1) 263 54
NantHealth (1) 240 1
NextGen Healthcare (1) 540 10
Omnicell (1) 421 55
OptimizeRx (1) 166 8
Phreesia (1) 327 17
Schrodinger (1)(2) 298 23
Simulations Plus (2) 154 10
Tabula Rasa HealthCare (1)(2) 198 9
Vocera Communications (1) 317 12
318
Life Sciences Tools & Services 0.9%
Champions Oncology (1) 58 1
ChromaDex (1)(2) 399 4
Codexis (1) 588 13
Fluidigm (1)(2) 753 3
Harvard Bioscience (1) 341 2
Luminex  420 13
Medpace Holdings (1) 271 44
NanoString Technologies (1) 434 29
NeoGenomics (1)(2) 1,055 51
Pacific Biosciences of California (1)(2) 1,785 59
Personalis (1) 323 8
Quanterix (1) 233 14
Seer (1) 140 7
248
Pharmaceuticals 1.5%
AcelRx Pharmaceuticals (1) 914 2
Aerie Pharmaceuticals (1)(2) 355 6
Agile Therapeutics (1)(2) 599 1
Amneal Pharmaceuticals (1) 975 7
Amphastar Pharmaceuticals (1) 391 7
Angion Biomedica (1) 56 1
ANI Pharmaceuticals (1) 92 3
Aquestive Therapeutics (1) 177 1
Arvinas (1) 358 24
Atea Pharmaceuticals (1) 139 9
Athira Pharma (1) 113 2

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Avenue Therapeutics (1) 59 —
Axsome Therapeutics (1) 277 16
Aytu BioPharma (1)(2) 206 2
BioDelivery Sciences International (1) 793 3
Cara Therapeutics (1) 465 10
Cassava Sciences (1) 322 15
Cerecor (1) 423 1
Chiasma (1) 442 1
Collegium Pharmaceutical (1)(2) 313 7
Corcept Therapeutics (1) 931 22
CorMedix (1) 380 4
Durect (1) 2,112 4
Elanco Animal Health, CVR (1)(3) 110 —
Eloxx Pharmaceuticals (1)(2) 279 1
Endo International (1) 2,256 17
Eton Pharmaceuticals (1) 151 1
Evofem Biosciences (1)(2) 777 1
Evolus (1) 194 3
Fulcrum Therapeutics (1)(2) 145 2
Graybug Vision (1)(2) 57 —
Harmony Biosciences Holdings (1) 54 2
Harrow Health (1)(2) 197 1
IMARA (1)(2) 68 1
Innoviva (1) 614 7
Intra-Cellular Therapies (1) 652 22
Kala Pharmaceuticals (1)(2) 449 3
Kaleido Biosciences (1) 140 1
Landos Biopharma (1) 61 1
Lannett (1) 289 2
Liquidia (1)(2) 259 1
Lyra Therapeutics (1) 119 1
Marinus Pharmaceuticals (1)(2) 321 5
NGM Biopharmaceuticals (1) 250 7
Ocular Therapeutix (1) 721 12
Odonate Therapeutics (1)(2) 138 1
Omeros (1)(2) 572 10
Optinose (1)(2) 312 1
Osmotica Pharmaceuticals (1)(2) 113 —
Pacira BioSciences (1) 420 29
Paratek Pharmaceuticals (1) 485 3
Phathom Pharmaceuticals (1)(2) 116 4
Phibro Animal Health, Class A  180 4
Pliant Therapeutics (1)(2) 232 9
Prestige Consumer Healthcare (1) 487 22
Provention Bio (1) 520 6
Recro Pharma (1) 258 1

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Relmada Therapeutics (1) 139 5
Revance Therapeutics (1)(2) 615 17
Satsuma Pharmaceuticals (1) 125 1
scPharmaceuticals (1) 62 —
SIGA Technologies (1) 560 4
Strongbridge Biopharma (1) 393 1
Supernus Pharmaceuticals (1) 478 13
Tarsus Pharmaceuticals (1) 54 2
Terns Pharmaceuticals (1) 84 2
TherapeuticsMD (1)(2) 3,176 4
Theravance Biopharma (1)(2) 458 9
Tricida (1)(2) 250 1
Verrica Pharmaceuticals (1)(2) 134 2
VYNE Therapeutics (1)(2) 320 2
WaVe Life Sciences (1) 390 2
Xeris Pharmaceuticals (1)(2) 405 2
Zogenix (1)(2) 545 11
407
Total Health Care 5,407
INDUSTRIALS & BUSINESS SERVICES 15.7%
Aerospace & Defense 0.7%
AAR  327 14
Aerojet Rocketdyne Holdings  714 34
AeroVironment (1) 210 24
Astronics (1) 209 4
Cubic  310 23
Ducommun (1) 106 6
Kaman  260 13
Maxar Technologies  697 26
Moog, Class A  289 24
National Presto Industries  55 6
PAE (1) 622 6
Park Aerospace  173 2
Parsons (1) 220 9
Triumph Group (1) 499 9
Vectrus (1) 111 6
206
Air Freight & Logistics 0.3%
Air Transport Services Group (1) 565 17
Atlas Air Worldwide Holdings (1) 250 15
Echo Global Logistics (1) 250 8
Forward Air  268 24
Hub Group, Class A (1) 317 21

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Radiant Logistics (1) 445 3
88
Airlines 0.4%
Allegiant Travel (1) 126 31
Hawaiian Holdings (1) 533 14
Mesa Air Group (1) 360 5
SkyWest  480 26
Spirit Airlines (1) 956 35
111
Building Products 1.7%
AAON  407 29
Advanced Drainage Systems  555 57
Alpha Pro Tech (1) 107 1
American Woodmark (1) 161 16
Apogee Enterprises  248 10
Builders FirstSource (1) 1,994 92
Caesarstone  215 3
Cornerstone Building Brands (1) 423 6
CSW Industrials  134 18
Gibraltar Industries (1) 316 29
Griffon  518 14
Insteel Industries  183 6
JELD-WEN Holding (1) 676 19
Masonite International (1) 236 27
PGT Innovations (1) 558 14
Quanex Building Products  322 8
Resideo Technologies (1) 1,410 40
Simpson Manufacturing  432 45
UFP Industries  584 44
478
Commercial Services & Supplies 1.9%
ABM Industries  658 34
ACCO Brands  919 8
Brady, Class A  466 25
BrightView Holdings (1) 396 7
Brink's  486 39
Casella Waste Systems, Class A (1) 482 31
CECO Environmental (1) 274 2
Cimpress (1) 172 17
CompX International  16 —
CoreCivic  1,160 11
Covanta Holding  1,176 16
Deluxe  409 17

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Ennis  248 5
Harsco (1) 728 13
Healthcare Services Group  726 20
Heritage-Crystal Clean (1) 158 4
Herman Miller  576 24
HNI  410 16
Interface  615 8
KAR Auction Services  1,273 19
Kimball International, Class B  318 5
Knoll  447 7
Matthews International, Class A  300 12
Montrose Environmental Group (1) 208 10
NL Industries  175 1
Pitney Bowes  1,746 14
Quad/Graphics (1) 295 1
SP Plus (1) 223 7
Steelcase, Class A  865 12
Team (1) 265 3
Tetra Tech  532 72
U.S. Ecology (1) 300 13
UniFirst  146 33
Viad  190 8
Vidler Water Resouces (1) 148 1
VSE  98 4
519
Construction & Engineering 1.6%
Aegion (1) 288 8
Ameresco, Class A (1) 249 12
API Group (1) 1,371 28
Arcosa  480 31
Argan  150 8
Comfort Systems USA  356 27
Concrete Pumping Holdings (1) 232 2
Construction Partners, Class A (1) 274 8
Dycom Industries (1) 304 28
EMCOR Group  536 60
Fluor (1) 1,379 32
Granite Construction  449 18
Great Lakes Dredge & Dock (1) 663 10
HC2 Holdings (1) 494 2
IES Holdings (1) 81 4
MasTec (1) 559 52
Matrix Service (1) 232 3
MYR Group (1) 155 11
Northwest Pipe (1) 94 3

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
NV5 Global (1) 107 10
Primoris Services  468 16
Sterling Construction (1) 244 6
Tutor Perini (1) 395 8
WillScot Mobile Mini Holdings (1) 1,683 47
434
Electrical Equipment 1.6%
Allied Motion Technologies  74 4
American Superconductor (1) 258 5
Atkore (1) 463 33
AZZ  74 4
Bloom Energy, Class A (1) 871 24
Encore Wire  207 14
EnerSys  422 38
FuelCell Energy (1)(2) 3,149 45
LSI Industries  326 3
Orion Energy Systems (1)(2) 339 2
Plug Power (1) 4,039 145
Powell Industries  99 3
Preformed Line Products  36 3
Sunrun (1) 1,557 94
Thermon Group Holdings (1) 289 6
TPI Composites (1) 304 17
Ultralife (1) 125 1
Vicor (1) 192 16
457
Industrial Conglomerates 0.0%
Raven Industries  342 13
13
Machinery 3.7%
Agrify (1) 61 1
Alamo Group  100 16
Albany International, Class A  299 25
Altra Industrial Motion  635 35
Astec Industries  220 17
Barnes Group  459 23
Blue Bird (1) 145 4
Chart Industries (1) 359 51
CIRCOR International (1) 206 7
Columbus McKinnon  227 12
Douglas Dynamics  220 10
Eastern  48 1
Energy Recovery (1) 389 7

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Enerpac Tool Group  581 15
EnPro Industries  198 17
ESCO Technologies  248 27
Evoqua Water Technologies (1) 1,117 29
ExOne (1) 145 5
Federal Signal  583 22
Franklin Electric  456 36
Gencor Industries (1) 82 1
Gorman-Rupp  170 6
Graham  86 1
Greenbrier  316 15
Helios Technologies  302 22
Hillenbrand  721 34
Hurco  64 2
Hydrofarm Holdings Group (1) 93 6
Hyster-Yale Materials Handling  98 9
John Bean Technologies  303 40
Kadant  114 21
Kennametal  811 32
L B Foster, Class A (1) 89 2
Lindsay  105 17
Luxfer Holdings  243 5
Lydall (1) 161 5
Manitowoc (1) 328 7
Mayville Engineering (1) 66 1
Meritor (1) 669 20
Miller Industries  109 5
Mueller Industries  548 23
Mueller Water Products, Class A  1,523 21
Navistar International (1) 495 22
NN (1) 470 3
Omega Flex  26 4
Park-Ohio Holdings  76 2
Proto Labs (1) 269 33
RBC Bearings (1) 239 47
REV Group  342 7
Rexnord  1,176 55
Shyft Group  336 12
SPX (1) 424 25
SPX FLOW  420 27
Standex International  119 11
Tennant  175 14
Terex  661 30
TriMas (1) 397 12
Wabash National  519 10
Watts Water Technologies, Class A  275 33

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Welbilt (1) 1,284 21
1,023
Marine 0.2%
Costamare  546 5
Eagle Bulk Shipping (1) 56 2
Eneti  90 2
Genco Shipping & Trading  151 2
Matson  422 28
Pangaea Logistics Solutions  129 —
Safe Bulkers (1) 463 1
SEACOR Holdings (1) 190 8
48
Professional Services 1.5%
Acacia Research (1) 520 3
Akerna (1) 152 1
ASGN (1) 503 48
Barrett Business Services  78 5
BGSF  87 1
CBIZ (1) 501 16
CRA International  76 6
Exponent  507 49
Forrester Research (1) 107 5
Franklin Covey (1) 120 3
GP Strategies (1) 142 3
Heidrick & Struggles International  189 7
Huron Consulting Group (1) 221 11
ICF International  176 15
Insperity  357 30
KBR  1,389 53
Kelly Services, Class A (1) 397 9
Kforce  195 10
Korn Ferry  530 33
ManTech International, Class A  267 23
Mastech Digital (1) 35 1
Mistras Group (1) 160 2
Red Violet (1)(2) 60 1
Resources Connection  269 4
TriNet Group (1) 407 32
TrueBlue (1) 413 9
Upwork (1) 908 41
Willdan Group (1) 112 5
426

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Road & Rail 0.6%
ArcBest  245 17
Avis Budget Group (1) 520 38
Covenant Logistics Group, Class A (1) 102 2
Daseke (1) 502 4
Heartland Express  502 10
Marten Transport  581 10
PAM Transportation Services (1) 26 2
Saia (1) 254 58
U.S. Xpress Enterprises, Class A (1) 196 2
Universal Logistics Holdings  68 2
Werner Enterprises  594 28
173
Trading Companies & Distributors 1.5%
Alta Equipment Group (1) 153 2
Applied Industrial Technologies  375 34
Beacon Roofing Supply (1) 537 28
Boise Cascade  379 23
CAI International  157 7
DXP Enterprises (1) 164 5
EVI Industries (1) 54 2
GATX  342 32
General Finance (1) 92 1
GMS (1) 401 17
H&E Equipment Services  314 12
Herc Holdings (1) 236 24
Lawson Products (1) 48 2
McGrath RentCorp  235 19
MRC Global (1) 794 7
Nesco Holdings (1)(2) 118 1
NOW (1) 1,071 11
Rush Enterprises, Class A  402 20
Rush Enterprises, Class B  73 3
SiteOne Landscape Supply (1) 435 74
Systemax  129 5
Textainer Group Holdings (1) 481 14
Titan Machinery (1) 168 4
Transcat (1) 71 3
Triton International  595 33
Veritiv (1) 143 6
WESCO International (1) 485 42
Willis Lease Finance (1) 38 2
433
Total Industrials & Business Services 4,409

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
INFORMATION TECHNOLOGY 12.7%
Communications Equipment 0.7%
ADTRAN  463 8
Applied Optoelectronics (1)(2) 191 2
CalAmp (1) 402 4
Calix (1) 520 18
Cambium Networks (1) 78 4
Casa Systems (1) 280 3
Clearfield (1) 108 3
Comtech Telecommunications  227 6
Digi International (1) 253 5
DZS (1) 206 3
Extreme Networks (1) 1,196 10
Genasys (1) 393 3
Harmonic (1) 949 7
Infinera (1)(2) 1,588 15
Inseego (1)(2) 734 7
KVH Industries (1) 145 2
NETGEAR (1) 296 12
NetScout Systems (1) 690 19
PCTEL  158 1
Plantronics (1) 339 13
Resonant (1) 449 2
Ribbon Communications (1) 701 6
Viavi Solutions (1) 2,212 35
188
Electronic Equipment, Instruments & Components 2.1%
908 Devices (1) 70 3
Akoustis Technologies (1) 391 5
Arlo Technologies (1) 799 5
Badger Meter  292 27
Bel Fuse, Class B  89 2
Belden  431 19
Benchmark Electronics  353 11
CTS  312 10
Daktronics  323 2
ePlus (1) 128 13
Fabrinet (1) 365 33
FARO Technologies (1) 178 15
II-VI (1) 1,003 69
Insight Enterprises (1) 345 33
Intellicheck (1) 258 2
Iteris (1) 460 3
Itron (1) 436 39

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Kimball Electronics (1) 212 5
Knowles (1) 857 18
Luna Innovations (1) 358 4
Methode Electronics  357 15
MTS Systems  191 11
Napco Security Technologies (1) 142 5
nLight (1) 343 11
Novanta (1) 341 45
OSI Systems (1) 164 16
PAR Technology (1) 54 3
PC Connection  107 5
Plexus (1) 274 25
Powerfleet (1) 351 3
Research Frontiers (1)(2) 237 1
Rogers (1) 183 34
Sanmina (1) 632 26
ScanSource (1) 241 7
TTM Technologies (1) 974 14
Vishay Intertechnology  1,372 33
Vishay Precision Group (1) 119 4
Wrap Technologies (1)(2) 132 1
577
IT Services 1.6%
BM Technologies (1) 13 —
Brightcove (1) 382 8
Cardtronics, Class A (1) 349 14
Cass Information Systems  137 6
Conduent (1) 1,663 11
CSG Systems International  315 14
EVERTEC  587 22
Evo Payments, Class A (1) 442 12
ExlService Holdings (1) 330 30
GreenSky, Class A (1)(2) 658 4
Grid Dynamics Holdings (1) 341 5
GTT Communications (1)(2) 290 1
Hackett Group  221 4
I3 Verticals, Class A (1) 181 6
IBEX (1) 45 1
Information Services Group (1) 418 2
International Money Express (1) 253 4
Kratos Defense & Security Solutions (1) 1,185 32
Limelight Networks (1)(2) 1,146 4
LiveRamp Holdings (1) 642 33
MAXIMUS  602 54
MoneyGram International (1) 648 4

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
NIC  657 22
Paysign (1) 280 1
Perficient (1) 326 19
Perspecta  1,372 40
PFSweb (1) 142 1
Priority Technology Holdings (1) 68 1
Rackspace Technology (1) 334 8
Repay Holdings (1) 645 15
ServiceSource International (1) 787 1
StarTek (1) 154 1
Sykes Enterprises (1) 375 17
TTEC Holdings  181 18
Tucows, Class A (1) 93 7
Unisys (1) 605 15
Verra Mobility (1) 1,314 18
455
Semiconductors & Semiconductor Equipment 2.9%
Advanced Energy Industries  369 40
Alpha & Omega Semiconductor (1) 204 7
Ambarella (1) 335 34
Amkor Technology  956 23
Atomera (1)(2) 165 4
Axcelis Technologies (1) 322 13
AXT (1) 382 4
Brooks Automation  713 58
CEVA (1) 219 12
CMC Materials  284 50
Cohu (1) 407 17
CyberOptics (1) 63 2
Diodes (1) 419 33
DSP Group (1) 196 3
FormFactor (1) 759 34
GSI Technology (1) 151 1
Ichor Holdings (1) 262 14
Impinj (1)(2) 172 10
Lattice Semiconductor (1) 1,326 60
MACOM Technology Solutions Holdings (1) 469 27
Maxeon Solar Technologies (1) 104 3
MaxLinear (1) 672 23
NeoPhotonics (1) 480 6
NVE  43 3
Onto Innovation (1) 469 31
PDF Solutions (1) 355 6
Photronics (1) 659 8
Pixelworks (1) 462 2

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Power Integrations  571 46
Rambus (1) 1,130 22
Semtech (1) 625 43
Silicon Laboratories (1) 430 61
SiTime (1) 117 12
SMART Global Holdings (1) 147 7
SunPower (1) 753 25
Synaptics (1) 348 47
Ultra Clean Holdings (1) 394 23
Veeco Instruments (1) 471 10
824
Software 5.1%
8x8 (1) 1,041 34
A10 Networks (1) 629 6
ACI Worldwide (1) 1,119 43
Agilysys (1) 189 9
Alarm.com Holdings (1) 470 41
Altair Engineering, Class A (1)(2) 430 27
American Software, Class A  293 6
Appfolio, Class A (1)(2) 162 23
Appian (1)(2) 354 47
Asure Software (1) 221 2
Avaya Holdings (1) 818 23
Benefitfocus (1) 256 4
Blackbaud (1) 481 34
Blackline (1)(2) 503 55
Bottomline Technologies (1) 433 20
Box, Class A (1) 1,384 32
Cerence (1) 378 34
ChannelAdvisor (1) 256 6
Cloudera (1) 1,997 24
Cognyte Software (1) 629 17
CommVault Systems (1) 417 27
Cornerstone OnDemand (1) 598 26
Digimarc (1)(2) 115 3
Digital Turbine (1) 825 66
Domo, Class B (1) 256 14
Ebix (2) 263 8
eGain (1) 184 2
Envestnet (1) 524 38
GTY Technology Holdings (1) 491 3
Intelligent Systems (1) 77 3
InterDigital  299 19
J2 Global (1) 430 52
LivePerson (1) 616 32

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
MicroStrategy, Class A (1)(2) 72 49
Mimecast (1) 559 22
Mitek Systems (1) 402 6
Model N (1)(2) 344 12
ON24 (1) 84 4
OneSpan (1) 328 8
Park City Group (1) 110 1
Ping Identity Holding (1)(2) 339 7
Progress Software  437 19
PROS Holdings (1) 386 16
Q2 Holdings (1) 497 50
QAD, Class A  115 8
Qualys (1) 329 34
Rapid7 (1) 500 37
Rimini Street (1) 303 3
Sailpoint Technologies Holdings (1) 862 44
Sapiens International  263 8
SeaChange International (1)(2) 384 1
SecureWorks, Class A (1) 79 1
ShotSpotter (1) 82 3
Smith Micro Software (1) 402 2
Sprout Social, Class A (1) 273 16
SPS Commerce (1) 344 34
Sumo Logic (1)(2) 135 3
SVMK (1) 1,189 22
Synchronoss Technologies (1) 348 1
Telos (1) 160 6
Tenable Holdings (1) 694 25
Upland Software (1) 261 12
Varonis Systems (1) 995 51
Verint Systems (1) 628 29
Veritone (1) 329 8
Viant Technology, Class A (1) 104 5
VirnetX Holding (2) 659 4
Workiva (1)(2) 384 34
Xperi Holding  1,011 22
Yext (1)(2) 1,035 15
Zix (1) 582 4
Zuora, Class A (1) 1,012 15
1,421
Technology Hardware, Storage & Peripherals 0.3%
3D Systems (1) 1,189 33
Avid Technology (1) 306 7
Corsair Gaming (1) 223 7
Diebold Nixdorf (1) 722 10

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Eastman Kodak (1)(2) 139 1
Immersion (1) 151 1
Intevac (1) 308 2
Quantum (1) 464 4
Super Micro Computer (1) 436 17
82
Total Information Technology 3,547
MATERIALS 4.4%
Chemicals 1.7%
Advanced Emissions Solutions (1) 147 1
AdvanSix (1) 262 7
AgroFresh Solutions (1) 384 1
American Vanguard  255 5
Amyris (1) 1,032 20
Avient  895 42
Balchem  322 40
Chase  76 9
Ferro (1) 792 13
FutureFuel  228 3
GCP Applied Technologies (1) 479 12
Hawkins  182 6
HB Fuller  509 32
Ingevity (1) 410 31
Innospec  238 24
Intrepid Potash (1) 94 3
Koppers Holdings (1) 194 7
Kraton (1) 307 11
Kronos Worldwide  197 3
Livent (1)(2) 1,420 25
Marrone Bio Innovations (1) 619 1
Minerals Technologies  339 26
Orion Engineered Carbons  583 12
PQ Group Holdings  438 7
Quaker Chemical  129 31
Rayonier Advanced Materials (1) 647 6
Sensient Technologies  418 33
Stepan  209 27
Trecora Resources (1) 316 2
Tredegar  231 4
Trinseo  381 24
Tronox Holdings, Class A  1,091 20
488

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Construction Materials 0.2%
Forterra (1) 357 8
Summit Materials, Class A (1) 1,114 31
U.S. Concrete (1) 161 12
United States Lime & Minerals  18 3
54
Containers & Packaging 0.2%
Greif, Class A  244 14
Greif, Class B  68 4
Myers Industries  347 7
O-I Glass (1) 1,523 22
Pactiv Evergreen  449 6
Ranpak Holdings (1) 280 6
UFP Technologies (1) 70 3
62
Metals & Mining 1.9%
Alcoa (1) 1,835 60
Allegheny Technologies (1) 1,252 26
Arconic (1) 963 24
Caledonia Mining  103 2
Carpenter Technology  464 19
Century Aluminum (1) 489 9
Cleveland-Cliffs  4,446 89
Coeur Mining (1) 2,360 21
Commercial Metals  1,158 36
Compass Minerals International  340 21
Gatos Silver (1) 209 2
Gold Resource  591 2
Haynes International  130 4
Hecla Mining  5,156 29
Kaiser Aluminum  153 17
Materion  203 13
Novagold Resources (1) 2,358 21
Olympic Steel  81 2
Ryerson Holding (1) 141 2
Schnitzer Steel Industries, Class A  248 10
SunCoke Energy  833 6
TimkenSteel (1) 497 6
United States Steel  2,625 69
Warrior Met Coal  498 9
Worthington Industries  338 23
522

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Paper & Forest Products 0.4%
Clearwater Paper (1) 152 6
Domtar  540 20
Glatfelter  424 7
Louisiana-Pacific  1,074 60
Neenah  159 8
Schweitzer-Mauduit International  307 15
Verso, Class A  377 5
121
Total Materials 1,247
REAL ESTATE 5.9%
Equity Real Estate Investment Trusts 5.1%
Acadia Realty Trust, REIT  812 15
Agree Realty, REIT  613 41
Alexander & Baldwin, REIT  705 12
Alexander's, REIT  22 6
Alpine Income Property Trust, REIT  60 1
American Assets Trust, REIT  494 16
American Finance Trust, REIT  1,068 10
Armada Hoffler Properties, REIT  608 8
Bluerock Residential Growth, REIT  211 2
Broadstone Net Lease, REIT  313 6
BRT Apartments, REIT  93 2
CareTrust, REIT  925 22
CatchMark Timber Trust, Class A, REIT  530 5
Centerspace, REIT  128 9
Chatham Lodging Trust, REIT (1) 449 6
CIM Commercial Trust, REIT  100 1
City Office, REIT  478 5
Clipper Realty, REIT  133 1
Colony Capital, REIT (2) 4,685 30
Columbia Property Trust, REIT  1,122 19
Community Healthcare Trust, REIT  218 10
CorEnergy Infrastructure Trust, REIT (2) 144 1
CorePoint Lodging, REIT  446 4
CTO Realty Growth, REIT  61 3
DiamondRock Hospitality, REIT (1) 1,982 20
Diversified Healthcare Trust, REIT  2,303 11
Easterly Government Properties, REIT  790 16
EastGroup Properties, REIT  389 56
Essential Properties Realty Trust, REIT  1,006 23
Farmland Partners, REIT  327 4
Four Corners Property Trust, REIT  706 19
Franklin Street Properties, REIT  1,117 6

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
GEO Group, REIT (2) 1,140 9
Getty Realty, REIT  329 9
Gladstone Commercial, REIT  297 6
Gladstone Land, REIT  189 3
Global Medical, REIT  425 6
Global Net Lease, REIT  863 16
Healthcare Realty Trust, REIT  1,366 41
Hersha Hospitality Trust, REIT (1) 330 3
Independence Realty Trust, REIT  958 15
Indus Realty Trust, REIT  38 2
Industrial Logistics Properties Trust, REIT  622 14
Innovative Industrial Properties, REIT (2) 237 43
iStar, REIT (2) 703 12
Kite Realty Group Trust, REIT  804 16
Lexington Realty Trust, REIT  2,748 31
LTC Properties, REIT  381 16
Macerich, REIT  1,461 17
Mack-Cali Realty, REIT  812 13
Monmouth Real Estate Investment, REIT  909 16
National Health Investors, REIT  424 31
National Storage Affiliates Trust, REIT  609 24
NETSTREIT, REIT  215 4
New Senior Investment Group, REIT  793 5
NexPoint Residential Trust, REIT  215 10
Office Properties Income Trust, REIT  464 13
One Liberty Properties, REIT  141 3
Pebblebrook Hotel Trust, REIT  1,246 30
Physicians Realty Trust, REIT  2,020 36
Piedmont Office Realty Trust, Class A, REIT  1,208 21
Plymouth Industrial, REIT  216 4
PotlatchDeltic, REIT  645 34
Preferred Apartment Communities, Class A, REIT  520 5
PS Business Parks, REIT  198 31
QTS Realty Trust, Class A, REIT  632 39
Retail Opportunity Investments, REIT  1,108 18
Retail Properties of America, Class A, REIT  2,113 22
Retail Value, REIT  144 3
RLJ Lodging Trust, REIT  1,590 25
RPT Realty, REIT  837 10
Ryman Hospitality Properties, REIT  498 39
Sabra Health Care, REIT  2,004 35
Safehold, REIT (2) 183 13
Saul Centers, REIT  125 5
Seritage Growth Properties, Class A, REIT (1) 335 6
Service Properties Trust, REIT  1,589 19
SITE Centers, REIT  1,490 20

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
STAG Industrial, REIT  1,565 53
Summit Hotel Properties, REIT (1) 1,017 10
Sunstone Hotel Investors, REIT  2,118 26
Tanger Factory Outlet Centers, REIT  877 13
Terreno Realty, REIT  665 38
UMH Properties, REIT  327 6
Uniti Group, REIT  1,971 22
Universal Health Realty Income Trust, REIT  134 9
Urban Edge Properties, REIT  1,112 18
Urstadt Biddle Properties, Class A, REIT  288 5
Washington Real Estate Investment Trust, REIT  890 20
Whitestone, REIT  451 4
Xenia Hotels & Resorts, REIT  1,099 21
1,428
Real Estate Management & Development 0.8%
Alset EHome International (1) 21 —
Altisource Portfolio Solutions (1)(2) 41 —
American Realty Investors (1)(2) 7 —
Cushman & Wakefield (1) 1,103 18
eXp World Holdings (1)(2) 492 22
Fathom Holdings (1)(2) 52 2
Forestar Group (1) 147 4
FRP Holdings (1) 67 3
Kennedy-Wilson Holdings  1,196 24
Marcus & Millichap (1) 226 8
Maui Land & Pineapple (1) 60 1
Newmark Group, Class A  1,415 14
Rafael Holdings, Class B (1) 100 4
RE/MAX Holdings, Class A  171 7
Realogy Holdings (1) 1,141 17
Redfin (1)(2) 975 65
RMR Group, Class A  144 6
St. Joe  328 14
Stratus Properties (1) 52 2
Tejon Ranch (1) 185 3
Transcontinental Realty Investors (1)(2) 13 —
214
Total Real Estate 1,642
TRUSTS & FUNDS 0.3%
Trusts & Mutual Funds 0.3%
iShares Russell 2000 ETF (2) 321 71
Total Trusts & Funds 71

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
UTILITIES 2.7%
Electric Utilities 0.6%
ALLETE  505 34
Genie Energy, Class B  118 1
MGE Energy  361 26
Otter Tail  408 19
PNM Resources  839 41
Portland General Electric  883 42
Spark Energy, Class A (2) 106 1
164
Gas Utilities 0.8%
Brookfield Infrastructure, Class A  313 24
Chesapeake Utilities  176 20
New Jersey Resources  930 37
Northwest Natural Holding  284 15
ONE Gas  516 40
RGC Resources  67 2
South Jersey Industries  966 22
Southwest Gas Holdings  560 38
Spire  496 37
235
Independent Power & Renewable Electricity Producers 0.5%
Atlantic Power (1)(2) 868 3
Brookfield Renewable, Class A  1,266 59
Clearway Energy, Class A  338 9
Clearway Energy, Class C  805 23
Ormat Technologies  434 34
Sunnova Energy International (1) 544 22
150
Multi-Utilities 0.4%
Avista  674 32
Black Hills  619 41
NorthWestern  496 32
Unitil  140 7
112
Water Utilities 0.4%
American States Water  357 27
Artesian Resources, Class A  80 3
Cadiz (1) 197 2
California Water Service Group  491 28
Consolidated Water  127 2
Global Water Resources  112 2

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Middlesex Water  172 13
Pure Cycle (1) 171 2
SJW Group  260 16
York Water  136 7
102
Total Utilities 763
Total Common Stocks (Cost $24,702) 27,812
SHORT-TERM INVESTMENTS 0.8%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 0.04% (4)(5) 196,162 196
196
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 0.05%, 12/30/21 (6) 20,000 20
20
Total Short-Term Investments (Cost $216) 216
SECURITIES LENDING COLLATERAL 5.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 5.4%
Short-Term Funds 5.4%
T. Rowe Price Short-Term Fund, 0.08% (4)(5) 152,056 1,521
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 1,521
Total Securities Lending Collateral (Cost $1,521) 1,521
Total Investments in Securities 105.6%
(Cost $26,439) $ 29,549
Other Assets Less Liabilities (5.6)% (1,556)
Net Assets 100.0% $ 27,993

T. ROWE PRICE Small-Cap Index Fund

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2021.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
(6) At March 31, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
CVR Contingent Value Rights
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 2 Russell 2000 E-Mini Index contracts 6/21 222 $ (12)
Net payments (receipts) of variation margin to date 15
Variation margin receivable (payable) on open futures contracts $ 3

T. ROWE PRICE Small-Cap Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ — $ — $ —
T. Rowe Price Short-Term Fund, 0.08% — — —++
Totals $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 147  ¤  ¤ $ 196
T. Rowe Price Short-Term Fund,
0.08% 571  ¤  ¤ 1,521
Total $ 1,717^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,717.

T. ROWE PRICE Small-Cap Index Fund
Unaudited
Notes to Portfolio of Investments
55
T. Rowe Price Small-Cap Index Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Small-Cap Index Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.

T. ROWE PRICE Small-Cap Index Fund

The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 27,812 $ — $ — $ 27,812
Short-Term Investments 196 20 — 216
Securities Lending Collateral 1,521 — — 1,521
Total $ 29,529 $ 20 $ — $ 29,549
Liabilities
Futures Contracts* $ 12 $ — $ — $ 12
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.